CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2016	Jun. 30, 2016	Jun. 30, 2015
Current assets:
Cash	$ 827,000
Cash and cash equivalents	827,000	$ 537,000	$ 4,217,000
Marketable securities	0	2,495,000	0
Accounts receivable (net of allowance for doubtful accounts of $20 at June 30, 2016 and 2015)	383,000	307,000	838,000
Prepaid expenses	53,000	226,000	483,000
Other receivables	127,000	114,000	661,000
Other current assets	14,000	110,000	0
Current assets of discontinued operations	20,000	39,000	3,431,000
Total current assets	1,424,000	3,828,000	9,630,000
Restricted cash	435,000	440,000	695,000
Property & equipment, net	1,337,000	1,414,000	2,334,000
Intangible assets, net	10,229,000	5,339,000	18,683,000
Goodwill	18,859,000	11,270,000	24,722,000
Other assets	786,000	748,000	270,000
Non-current assets of discontinued operations		0	13,895,000
Total assets	33,070,000	23,039,000	70,229,000
Current liabilities:
Accounts payable and accrued expenses	9,484,000	11,625,000	10,040,000
Deferred revenue	682,000	637,000	593,000
Current portion of loans payable	8,853,000	8,996,000	1,575,000
Current liabilities of discontinued operations	2,830,000	2,851,000	13,278,000
Total current liabilities	21,849,000	24,109,000	25,486,000
Loans payable, less current portion	0	19,716,000
Loans payable, less current portion		19,716,000	22,516,000
Deferred revenue	3,229,000	3,429,000	3,854,000
Common stock warrant liability	1,510,000	10,000
Common stock warrant liability		10,000	10,000
Other long-term liabilities	929,000	951,000	1,678,000
Non-current liabilities of discontinued operations	0	0	538,000
Total liabilities	27,517,000	48,215,000	54,082,000
Commitments and contingencies	0	0	0
Stockholders' (deficit) equity:
Convertible Preferred Stock	33,912,000
Common stock, $0.001 par value: authorized 300,000,000 shares, issued and outstanding 3,056,353 and 3,023,753 shares as of September 30, 2016 and June 30, 2016, respectively	3,000	3,000	1,000
Additional paid-in-capital	410,995,000	409,765,000	383,607,000
Treasury stock, 10,758 shares at June 30, 2016 and 2015	(11,916,000)	(11,916,000)	(11,916,000)
Accumulated deficit	(435,650,000)	(428,380,000)	(367,360,000)
Accumulated other comprehensive loss	0	(361,000)	0
Non-controlling interest	609,000	773,000	0
Total stockholders' (deficit) equity		(30,116,000)	4,332,000
Total stockholders' equity/(deficit)	5,553,000	(25,176,000)
Total liabilities, convertible redeemable preferred stock and stockholders' (deficit) equity	33,070,000	23,039,000	70,229,000
Series E Convertible Preferred Stock
Stockholders' (deficit) equity:
Convertible Preferred Stock	7,600,000	0
Series A Convertible Preferred Stock
Current liabilities:
Series A Convertible Redeemable Preferred Stock, $1,000 stated value, authorized 100,000 shares, issued and outstanding -0- shares as of September 30, 2016 and June 30, 2016	0	0
Series A Convertible Redeemable Preferred Stock
Current liabilities:
Series A Convertible Redeemable Preferred Stock, $1,000 stated value, authorized 100,000 shares, issued and outstanding -0- shares as of September 30, 2016 and June 30, 2016		0	0
Series C Convertible Preferred Stock
Current liabilities:
Series A Convertible Redeemable Preferred Stock, $1,000 stated value, authorized 100,000 shares, issued and outstanding -0- shares as of September 30, 2016 and June 30, 2016		4,940,000	11,815,000
Stockholders' (deficit) equity:
Convertible Preferred Stock		4,940,000
Series B Convertible Preferred Stock
Stockholders' (deficit) equity:
Convertible Preferred Stock	0	0	0
Series D Preferred Stock
Stockholders' (deficit) equity:
Convertible Preferred Stock	$ 0	$ 0	$ 0